EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Basic earnings per share [abstract]
Net income	$ 502	$ 717	$ 771	$ 1,423
Net income attributable to non-controlling interests	(197)	(229)	(346)	(497)
Net income attributable to equity holders of Barrick Gold Corporation - Basic	$ 305	$ 488	$ 425	$ 926
Weighted average shares outstanding - Basic (in shares)	1,755	1,777	1,755	1,778
Basic earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 0.17	$ 0.27	$ 0.24	$ 0.52
Diluted earnings per share [abstract]
Net income	$ 502	$ 717	$ 771	$ 1,423
Net income attributable to non-controlling interests	(197)	(229)	(346)	(497)
Net income attributable to equity holders of Barrick Gold Corporation - Diluted	$ 305	$ 488	$ 425	$ 926
Weighted average shares outstanding - Diluted (in shares)	1,755	1,777	1,755	1,778
Diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 0.17	$ 0.27	$ 0.24	$ 0.52